Summary of Significant Accounting Policies (Schedule of Concentration Risk, By Risk Factor, Customer) (Details) (Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cardinal Health, Inc.
Concentration Risk [Line Items]
Percentage of trade accounts receivable from major customers	21.00%	26.00%	30.00%
McKesson Corporation
Concentration Risk [Line Items]
Percentage of trade accounts receivable from major customers	31.00%	32.00%	32.00%
AmerisourceBergen Corporation
Concentration Risk [Line Items]
Percentage of trade accounts receivable from major customers	16.00%	19.00%	15.00%